NET REVENUES - Summary of Net Revenues (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenues	€ 5,970,146	€ 5,095,254	€ 4,270,894
Cars and spare parts (1)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenues	5,119,181	4,321,120	3,552,838
Sponsorship, commercial and brand (1)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenues	571,759	498,861	450,860
Engines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenues	126,748	155,342	189,432
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenues	€ 152,458	119,931	77,764
WEC Racing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenues		€ 20,362	€ 20,281